Fair Value Measurements - Backstop Subscription Agreement - Summary of changes in fair value of financial instruments measured on recurring basis (Details) - USD ($)	4 Months Ended	12 Months Ended
	Apr. 22, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	$ 36,435,000	$ 36,435,000	$ 3,668,000
Reinstatement of common stock warrants as preferred stock warrants			61,000
Issuance of Pay-to-Play convertible notes and related warrants			9,282,000
Common rights offering			142
Issuance of 2023 convertible notes and related warrants		464,000	12,300,000
Issuance of Pre-funded common stock warrants		110,718	505
Change in estimated fair value		15,723,000	10,477,000
Balance		163,340,000	36,435,000
Pay to Play Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	14,641,000	14,641,000	3,139,000
Issuance of Pay-to-Play convertible notes and related warrants			8,717,000
Common rights offering			142
Issuance of Pre-funded common stock warrants		0
Change in estimated fair value		1,301,000	2,643,000
Balance		15,942,000	14,641,000
2023 Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	18,064,000	18,064,000
Issuance of 2023 convertible notes and related warrants		0	11,175,000
Issuance of Pre-funded common stock warrants		105,902
Change in estimated fair value		8,721,000	6,889,000
Balance		132,687,000	18,064,000
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance	3,730,000	3,730,000	529,000
Reinstatement of common stock warrants as preferred stock warrants			61,000
Issuance of Pay-to-Play convertible notes and related warrants			565,000
Issuance of 2023 convertible notes and related warrants		464,000	1,125,000
Issuance of Pre-funded common stock warrants		4,816	505
Change in estimated fair value		5,701,000	945,000
Balance		14,711,000	$ 3,730,000
Derivative Financial Instruments Liabilities | Backstop Subscription Agreement | BURTECH ACQUISITION CORP [Member] | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial Measurement	$ 361,124
Change in estimated fair value		(361,124)
Ending Balance		0
Derivative Financial Instruments Liabilities | Non-Redemption Agreement | BURTECH ACQUISITION CORP [Member] | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Initial Measurement		1,084,963
Ending Balance		$ 1,084,963